Accrued expenses and other liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Payables and Accruals [Abstract]
Schedule of accrued expenses and other liabilities

Accrued expenses and other liabilities consist of the following:

	As of December 31,
	2024	2025
	RMB	RMB

Funds payable to institutional funding partners[1]	504,353	492,479
Accrued marketing expense	312,749	345,245
Accrued credit reference expense	67,146	90,805
Accrued collection service fee	41,975	69,836
Accrued technical services expense	43,697	44,383
Accrued payment channel expenses	35,426	26,167
Accrued professional service fee	37,527	55,943
Payable to platform users	111,409	142,628
Others	77,588	162,045
	1,231,870	1,429,531

1	The balance of payable mainly includes funds received from borrowers but not yet transferred to the institutional funding partners due to the settlement time lag.